UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources &

Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 16.8%
Agrium, Inc. (a)	180,162	$17,194,542
CF Industries Holdings, Inc. (a)	850,336	24,957,362
Monsanto Co. (b)	411,288	46,557,802
Mosaic Co. (a)	448,493	13,087,026
Potash Corp. of Saskatchewan, Inc. (a)	1,149,440	19,632,435
Syngenta AG	70,481	31,127,269
Yara International ASA	266,000	10,245,721

		162,802,157
Containers & Packaging — 5.3%
International Paper Co. (a)	509,511	25,872,969
Packaging Corp. of America (a)	282,775	25,907,846

		51,780,815
Energy Equipment & Services — 4.6%
Baker Hughes, Inc. (a)	219,027	13,102,195
Halliburton Co. (a)(b)	293,700	14,452,977
Precision Drilling Corp. (a)(c)	1,602,100	7,577,704
Superior Energy Services, Inc. (a)(b)(c)	654,550	9,333,883

		44,466,759
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co. (a)	126,828	4,309,615
Food Products — 4.9%
AGT Food & Ingredients, Inc.	433,633	10,167,069
BRF SA — ADR	581,457	7,122,848
Elders Ltd. (c)	1,246,695	4,324,238
First Resources Ltd.	6,685,100	9,277,802
Glanbia PLC (c)	497,794	9,614,628
Golden Agri-Resources Ltd.	25,261,900	6,956,815

		47,463,400
Independent Power and Renewable Electricity Producers — 0.0%
Greenko Group PLC (c)	59,000	1
Machinery — 1.0%
Deere & Co. (a)	93,587	10,187,881
Metals & Mining — 32.6%
ArcelorMittal (c)	1,994,279	16,684,342
Barrick Gold Corp. (a)	1,325,111	25,163,858
Boliden AB	328,757	9,785,564
Detour Gold Corp. (a)(c)	422,269	4,839,177
First Quantum Minerals Ltd. (a)	1,716,135	18,234,378
Fresnillo PLC	853,273	16,625,446
Glencore PLC (c)	13,585,484	53,303,216
Lundin Mining Corp.	1,957,438	11,024,710
MMC Norilsk Nickel PJSC — ADR	803,995	12,620,310
Nevsun Resources Ltd.	2,927,285	7,528,153
Newcrest Mining Ltd.	1,661,434	28,319,953
Newmont Mining Corp. (a)	450,000	14,832,000
Rio Tinto PLC — ADR (a)	1,018,534	41,433,963
Silver Wheaton Corp.	1,024,650	21,353,706

Common Stocks	Shares	Value
Metals & Mining (continued)
Vale SA — ADR (a)	3,646,065	$34,637,618

		316,386,394
Oil, Gas & Consumable Fuels — 33.1%
Anadarko Petroleum Corp. (a)	292,575	18,139,650
BP PLC — ADR (a)	1,549,552	53,490,531
Cairn Energy PLC (c)	2,536,430	6,507,101
Chevron Corp. (a)(b)	136,002	14,602,535
Cimarex Energy Co. (a)	115,567	13,809,101
ConocoPhillips (a)(b)	458,544	22,867,589
Devon Energy Corp. (a)	412,950	17,228,274
Encana Corp. (a)	1,268,850	14,865,348
Eni SpA — ADR	416,520	13,632,700
EOG Resources, Inc. (a)	224,318	21,882,221
Exxon Mobil Corp. (a)(b)	208,754	17,119,916
Hess Corp. (a)	290,772	14,018,118
Kosmos Energy Ltd. (c)	1,280,850	8,530,461
Pioneer Natural Resources Co. (a)	95,850	17,850,146
Royal Dutch Shell PLC, A Shares	180,127	4,747,826
Royal Dutch Shell PLC, A Shares — ADR (a)	1,176,324	62,027,565

		321,319,082
Paper & Forest Products — 0.7%
Precious Woods Holding AG (c)	20,000	119,802
Quintis Ltd. (d)	7,903,565	6,274,733

		6,394,535
Total Long-Term Investments (Cost — $823,852,636) — 99.4%		965,110,639

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)	5,632,767	5,632,767
SL Liquidity Series, LLC Money Market Series, 1.11% (e)(f)(g)	3,281,376	3,281,704
Total Short-Term Securities (Cost — $8,914,267) — 0.9%		8,914,471
Total Investments Before Options Written (Cost — $832,766,903*) — 100.3%		974,025,110

Options Written
(Premiums Received — $9,164,505) — (0.5)%		(5,023,248)
Total Investments Net of Options Written — 99.8%		969,001,862
Other Assets Less Liabilities — 0.2%		1,633,171

Net Assets — 100.0%		$970,635,033

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	SGD	Singapore
CAD	Canadian Dollar	NOK	Norwegian Krone	USD	U.S. Dollar
CHF	Swiss Franc	REIT	Real Estate Investment Trust

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$859,101,163

Gross unrealized appreciation	$136,662,025
Gross unrealized depreciation	(21,738,078)

Net unrealized appreciation	$114,923,947

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,603,929	(6,971,162)	5,632,767	$5,632,767	$12,494		—	—
SL Liquidity Series, LLC, Money Market Series	3,936,869	(655,493)	3,281,376	3,281,704	73,826	[1]	$43	—
Total				$8,914,471	$86,320		$43	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

•	For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	4/07/17	USD	67.00	553	$(3,318)
Baker Hughes, Inc.	Call	4/07/17	USD	62.00	158	(2,370)
BP PLC — ADR	Call	4/07/17	USD	34.50	1,000	(25,500)
ConocoPhillips	Call	4/07/17	USD	48.50	211	(31,439)
Detour Gold Corp.	Call	4/07/17	CAD	17.00	500	(1,316)
Devon Energy Corp.	Call	4/07/17	USD	45.00	616	(1,848)
EOG Resources, Inc.	Call	4/07/17	USD	100.00	269	(8,070)
Halliburton Co.	Call	4/07/17	USD	55.00	72	(504)
Hess Corp.	Call	4/07/17	USD	55.50	89	(801)
International Paper Co.	Call	4/07/17	USD	54.50	498	(8,964)
Newmont Mining Corp.	Call	4/07/17	USD	34.50	600	(4,800)
Pioneer Natural Resources Co.	Call	4/07/17	USD	190.00	157	(16,485)
Potash Corp. of Saskatchewan, Inc.	Call	4/07/17	USD	17.50	245	(1,470)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/07/17	USD	52.00	520	(37,700)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/07/17	USD	52.50	260	(12,350)
Barrick Gold Corp.	Call	4/11/17	USD	19.50	1,000	(20,495)
BP PLC — ADR	Call	4/13/17	USD	35.00	400	(6,000)
CF Industries Holdings, Inc.	Call	4/13/17	USD	31.00	459	(7,574)
ConocoPhillips	Call	4/13/17	USD	47.50	90	(22,455)
Devon Energy Corp.	Call	4/13/17	USD	45.00	113	(1,469)
EOG Resources, Inc.	Call	4/13/17	USD	98.00	148	(19,610)
Exxon Mobil Corp.	Call	4/13/17	USD	84.00	80	(1,200)
Newmont Mining Corp.	Call	4/13/17	USD	34.50	600	(12,000)
Potash Corp. of Saskatchewan, Inc.	Call	4/13/17	USD	17.50	246	(3,813)
Potash Corp. of Saskatchewan, Inc.	Call	4/13/17	USD	18.00	272	(1,496)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/13/17	USD	52.50	1,612	(124,930)
Vale SA — ADR	Call	4/13/17	USD	10.00	604	(9,966)

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Agrium, Inc.	Call	4/21/17	CAD	140.00	187	$(1,266)
Anadarko Petroleum Corp.	Call	4/21/17	USD	65.00	87	(3,002)
Baker Hughes, Inc.	Call	4/21/17	USD	60.00	248	(26,660)
Barrick Gold Corp.	Call	4/21/17	USD	18.00	1,000	(119,500)
Barrick Gold Corp.	Call	4/21/17	USD	20.00	1,766	(36,203)
BP PLC — ADR	Call	4/21/17	USD	35.00	378	(9,450)
BP PLC — ADR	Call	4/21/17	USD	36.00	421	(2,316)
Chevron Corp.	Call	4/21/17	USD	115.00	35	(158)
Cimarex Energy Co.	Call	4/21/17	USD	125.00	212	(17,490)
Cimarex Energy Co.	Call	4/21/17	USD	135.00	53	(795)
Deere & Co.	Call	4/21/17	USD	110.00	149	(14,676)
Detour Gold Corp.	Call	4/21/17	CAD	18.00	470	(2,474)
Encana Corp.	Call	4/21/17	CAD	16.00	510	(13,231)
EOG Resources, Inc.	Call	4/21/17	USD	105.00	143	(2,145)
Exxon Mobil Corp.	Call	4/21/17	USD	85.00	107	(1,552)
First Quantum Minerals Ltd.	Call	4/21/17	CAD	15.00	600	(11,054)
International Paper Co.	Call	4/21/17	USD	55.00	340	(6,460)
Mosaic Co.	Call	4/21/17	USD	31.00	260	(4,160)
Newmont Mining Corp.	Call	4/21/17	USD	35.00	600	(15,000)
Packaging Corp. of America	Call	4/21/17	USD	97.50	493	(22,185)
Pioneer Natural Resources Co.	Call	4/21/17	USD	195.00	121	(16,032)
Potash Corp. of Saskatchewan, Inc.	Call	4/21/17	USD	18.00	245	(2,205)
Rio Tinto PLC — ADR	Call	4/21/17	USD	47.50	804	(4,020)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/21/17	USD	55.00	260	(2,600)
Superior Energy Services, Inc.	Call	4/21/17	USD	17.50	200	(1,000)
Vale SA — ADR	Call	4/21/17	USD	11.00	2,140	(12,840)
Anadarko Petroleum Corp.	Call	4/28/17	USD	64.00	243	(20,412)
Baker Hughes, Inc.	Call	4/28/17	USD	60.00	432	(58,536)
BP PLC — ADR	Call	4/28/17	USD	35.00	383	(13,788)
Chevron Corp.	Call	4/28/17	USD	113.00	35	(1,085)
ConocoPhillips	Call	4/28/17	USD	47.50	637	(181,545)
Deere & Co.	Call	4/28/17	USD	111.00	225	(21,825)
Devon Energy Corp.	Call	4/28/17	USD	42.00	610	(72,895)
Encana Corp.	Call	4/28/17	CAD	16.50	311	(6,197)
EOG Resources, Inc.	Call	4/28/17	USD	98.50	131	(24,824)
Exxon Mobil Corp.	Call	4/28/17	USD	83.50	92	(7,084)
Hess Corp.	Call	4/28/17	USD	49.00	250	(30,750)
International Paper Co.	Call	4/28/17	USD	52.50	690	(45,540)
Mosaic Co.	Call	4/28/17	USD	31.00	260	(7,930)
Pioneer Natural Resources Co.	Call	4/28/17	USD	192.50	26	(6,890)
Potash Corp. of Saskatchewan, Inc.	Call	4/28/17	USD	18.00	1,102	(28,652)
Vale SA — ADR	Call	4/28/17	USD	11.16	3,220	(25,258)
Weyerhaeuser Co.	Call	4/28/17	USD	34.00	500	(43,750)
Anadarko Petroleum Corp.	Call	5/05/17	USD	64.00	243	(30,375)
Baker Hughes, Inc.	Call	5/05/17	USD	60.50	38	(4,902)
Chevron Corp.	Call	5/05/17	USD	111.00	219	(16,644)
EOG Resources, Inc.	Call	5/05/17	USD	96.50	89	(32,485)
Exxon Mobil Corp.	Call	5/05/17	USD	83.50	73	(6,680)
Halliburton Co.	Call	5/05/17	USD	50.50	312	(32,916)
International Paper Co.	Call	5/05/17	USD	52.00	546	(51,597)
Mosaic Co.	Call	5/05/17	USD	30.00	520	(41,340)
Potash Corp. of Saskatchewan, Inc.	Call	5/05/17	USD	17.50	424	(18,868)
Vale SA — ADR	Call	5/05/17	USD	10.50	1,129	(25,402)
Weyerhaeuser Co.	Call	5/05/17	USD	34.50	7	(490)
BP PLC — ADR	Call	5/12/17	USD	35.00	307	(17,192)
Chevron Corp.	Call	5/12/17	USD	110.00	47	(5,758)
ConocoPhillips	Call	5/12/17	USD	51.00	481	(53,872)
Devon Energy Corp.	Call	5/12/17	USD	43.00	305	(39,040)
EOG Resources, Inc.	Call	5/12/17	USD	100.00	117	(27,788)
Exxon Mobil Corp.	Call	5/12/17	USD	84.50	51	(3,213)
Halliburton Co.	Call	5/12/17	USD	50.50	312	(37,752)
Hess Corp.	Call	5/12/17	USD	50.00	247	(33,098)
Mosaic Co.	Call	5/12/17	USD	31.00	520	(28,860)
Royal Dutch Shell PLC, A Shares — ADR	Call	5/12/17	USD	54.00	650	(53,625)
Agrium, Inc.	Call	5/19/17	CAD	135.00	350	(27,108)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	5/19/17	USD	62.50	44	$(10,010)
Barrick Gold Corp.	Call	5/19/17	USD	20.00	1,766	(105,960)
BP PLC — ADR	Call	5/19/17	USD	35.00	2,083	(123,938)
CF Industries Holdings, Inc.	Call	5/19/17	USD	32.50	500	(31,750)
Chevron Corp.	Call	5/19/17	USD	110.00	18	(2,340)
ConocoPhillips	Call	5/19/17	USD	47.00	417	(152,205)
Detour Gold Corp.	Call	5/19/17	CAD	20.00	250	(1,786)
Exxon Mobil Corp.	Call	5/19/17	USD	85.00	137	(7,604)
Halliburton Co.	Call	5/19/17	USD	52.50	478	(32,504)
Hess Corp.	Call	5/19/17	USD	50.00	333	(47,786)
Potash Corp. of Saskatchewan, Inc.	Call	5/19/17	USD	18.00	367	(11,928)
Precision Drilling Corp.	Call	5/19/17	CAD	7.00	1,131	(10,631)
Rio Tinto PLC — ADR	Call	5/19/17	USD	42.50	1,459	(171,432)
Royal Dutch Shell PLC, A Shares — ADR	Call	5/19/17	USD	53.85	753	(71,616)
Vale SA — ADR	Call	5/19/17	USD	11.00	3,000	(60,000)
Exxon Mobil Corp.	Call	6/16/17	USD	85.00	90	(8,231)
Pioneer Natural Resources Co.	Call	6/16/17	USD	190.00	93	(81,840)
Total						$(2,853,944)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
AGT Food & Ingredients, Inc.	Call	Citibank N.A.	4/03/17	CAD	34.35	10,000	$—
First Quantum Minerals Ltd.	Call	Morgan Stanley & Co. International PLC	4/03/17	CAD	16.30	152,000	(1)
Lundin Mining Corp.	Call	Citibank N.A.	4/03/17	CAD	7.44	320,000	(32,259)
ArcelorMittal	Call	Deutsche Bank AG	4/04/17	EUR	7.70	355,000	(83,343)
ArcelorMittal	Call	Deutsche Bank AG	4/04/17	EUR	8.89	47,900	(61)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/05/17	EUR	18.66	16,000	(495)
Glencore PLC	Call	Morgan Stanley & Co. International PLC	4/06/17	GBP	3.27	1,899,200	(27,543)
MMC Norilsk Nickel PJSC — ADR	Call	Credit Suisse International	4/06/17	USD	17.90	119,800	(2)
Quintis Ltd.	Call	Deutsche Bank AG	4/06/17	AUD	1.60	250,000	(2)
Rio Tinto PLC — ADR	Call	Deutsche Bank AG	4/06/17	USD	42.90	90,800	(5,349)
BRF SA — ADR	Call	Barclays Bank PLC	4/07/17	USD	14.42	36,300	—
BRF SA — ADR	Call	Morgan Stanley & Co. International PLC	4/07/17	USD	14.82	36,200	—
Eni SpA — ADR	Call	Bank of America N.A.	4/07/17	USD	32.22	38,800	(26,281)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	4/11/17	CAD	33.02	20,000	(931)
Boliden AB	Call	Morgan Stanley & Co. International PLC	4/11/17	SEK	277.98	10,000	(1,584)
Boliden AB	Call	UBS AG	4/11/17	SEK	291.92	28,500	(444)
Elders Ltd.	Call	Deutsche Bank AG	4/11/17	AUD	4.56	75,000	(2,296)
Encana Corp.	Call	Citibank N.A.	4/11/17	CAD	16.55	140,000	(8,652)
Fresnillo PLC	Call	Morgan Stanley & Co. International PLC	4/11/17	GBP	15.87	65,000	(14,364)
Quintis Ltd.	Call	Deutsche Bank AG	4/11/17	AUD	1.59	200,000	(2)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/12/17	EUR	18.64	20,000	(2,230)
MMC Norilsk Nickel PJSC — ADR	Call	Morgan Stanley & Co. International PLC	4/12/17	USD	17.49	184,000	(782)
Mosaic Co.	Call	Citibank N.A.	4/12/17	USD	34.02	23,300	(26)
Eni SpA — ADR	Call	JPMorgan Chase Bank N.A.	4/13/17	USD	31.93	55,000	(55,120)
Lundin Mining Corp.	Call	Morgan Stanley & Co. International PLC	4/17/17	CAD	8.75	300,000	(1,173)
Precision Drilling Corp.	Call	UBS AG	4/17/17	CAD	6.34	75,000	(11,075)
Quintis Ltd.	Call	Deutsche Bank AG	4/18/17	AUD	1.52	200,000	(2)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	4/19/17	CAD	33.02	20,000	(2,287)
Elders Ltd.	Call	Morgan Stanley & Co. International PLC	4/19/17	AUD	4.46	61,000	(5,339)
Fresnillo PLC	Call	Morgan Stanley & Co. International PLC	4/19/17	GBP	15.49	61,300	(34,220)
Rio Tinto PLC — ADR	Call	Morgan Stanley & Co. International PLC	4/20/17	USD	42.67	88,200	(37,643)
ArcelorMittal	Call	Citibank N.A.	4/25/17	EUR	8.72	355,000	(16,722)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/25/17	EUR	18.58	20,000	(5,189)
Glencore PLC	Call	Morgan Stanley & Co. International PLC	4/25/17	GBP	3.24	375,000	(30,118)
Yara International ASA	Call	Morgan Stanley & Co. International PLC	4/25/17	NOK	326.72	35,500	(46,628)
Yara International ASA	Call	Morgan Stanley & Co. International PLC	4/25/17	NOK	332.03	35,500	(35,930)
Elders Ltd.	Call	Deutsche Bank AG	4/26/17	AUD	4.58	25,000	(1,166)
Glencore PLC	Call	Goldman Sachs International	4/26/17	GBP	3.21	520,000	(49,096)
Syngenta AG	Call	Morgan Stanley & Co. International PLC	4/26/17	CHF	432.68	9,300	(104,319)
AGT Food & Ingredients, Inc.	Call	Goldman Sachs International	4/27/17	CAD	32.52	20,000	(5,290)
Elders Ltd.	Call	Deutsche Bank AG	4/27/17	AUD	4.40	61,000	(7,741)
Encana Corp.	Call	UBS AG	4/27/17	CAD	15.01	192,000	(133,133)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
First Quantum Minerals Ltd.	Call	Citibank N.A.	4/27/17	CAD	14.52	225,000	$(86,439)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	4/27/17	EUR	18.66	16,000	(4,062)
Glencore PLC	Call	Morgan Stanley & Co. International PLC	4/27/17	GBP	3.35	1,390,000	(58,768)
Lundin Mining Corp.	Call	Citibank N.A.	4/27/17	CAD	7.93	162,900	(16,434)
Quintis Ltd.	Call	Morgan Stanley & Co. International PLC	4/27/17	AUD	1.49	125,000	(22)
Golden Agri-Resources Ltd.	Call	UBS AG	4/28/17	SGD	0.40	3,156,000	(9,651)
Royal Dutch Shell PLC, A Shares	Call	Morgan Stanley & Co. International PLC	4/28/17	GBP	21.21	43,000	(15,088)
Glencore PLC	Call	UBS AG	5/02/17	GBP	3.36	634,000	(37,881)
ArcelorMittal	Call	HSBC Bank PLC	5/03/17	EUR	8.57	39,800	(5,711)
Elders Ltd.	Call	Deutsche Bank AG	5/03/17	AUD	4.60	35,000	(1,669)
First Quantum Minerals Ltd.	Call	Morgan Stanley & Co. International PLC	5/03/17	CAD	15.14	249,500	(75,945)
Fresnillo PLC	Call	Bank of America N.A.	5/03/17	GBP	14.34	150,000	(239,277)
Glanbia PLC	Call	Goldman Sachs International	5/03/17	EUR	18.66	16,000	(4,815)
Glencore PLC	Call	Credit Suisse International	5/03/17	GBP	3.39	615,900	(33,980)
Syngenta AG	Call	HSBC Bank PLC	5/03/17	CHF	442.18	4,400	(7,317)
Syngenta AG	Call	UBS AG	5/03/17	CHF	447.53	14,500	(7,580)
BRF SA — ADR	Call	Barclays Bank PLC	5/04/17	USD	13.08	110,000	(21,018)
Packaging Corp. of America	Call	Citibank N.A.	5/08/17	USD	95.50	30,000	(40,230)
AGT Food & Ingredients, Inc.	Call	Morgan Stanley & Co. International PLC	5/09/17	CAD	31.93	20,000	(10,357)
Boliden AB	Call	Credit Suisse International	5/09/17	SEK	275.41	33,100	(20,167)
Elders Ltd.	Call	Deutsche Bank AG	5/09/17	AUD	4.53	75,000	(5,919)
Eni SpA — ADR	Call	Citibank N.A.	5/09/17	USD	33.13	29,800	(9,014)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	5/09/17	EUR	18.51	25,000	(9,918)
Golden Agri-Resources Ltd.	Call	Bank of America N.A.	5/09/17	SGD	0.41	1,000,000	(3,693)
Fresnillo PLC	Call	Credit Suisse International	5/10/17	GBP	16.30	65,000	(23,046)
Yara International ASA	Call	Credit Suisse International	5/10/17	NOK	331.20	35,400	(51,787)
Boliden AB	Call	Morgan Stanley & Co. International PLC	5/11/17	SEK	279.44	60,000	(31,440)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	5/11/17	EUR	18.50	20,000	(8,326)
Superior Energy Services, Inc.	Call	Morgan Stanley & Co. International PLC	5/11/17	USD	14.65	67,300	(43,788)
Eni SpA — ADR	Call	Bank of America N.A.	5/15/17	USD	32.00	43,000	(42,996)
Vale SA — ADR	Call	Morgan Stanley & Co. International PLC	5/15/17	USD	10.80	220,000	(43,336)
AGT Food & Ingredients, Inc.	Call	Citibank N.A.	5/16/17	CAD	32.83	10,000	(3,671)
Elders Ltd.	Call	Deutsche Bank AG	5/16/17	AUD	4.60	35,000	(2,101)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	5/16/17	EUR	18.36	25,000	(12,861)
Golden Agri-Resources Ltd.	Call	Morgan Stanley & Co. International PLC	5/17/17	SGD	0.39	3,150,000	(30,264)
Superior Energy Services, Inc.	Call	Citibank N.A.	5/17/17	USD	14.51	43,600	(40,120)
Glanbia PLC	Call	Morgan Stanley & Co. International PLC	5/18/17	EUR	18.59	20,000	(8,587)
Packaging Corp. of America	Call	Bank of America N.A.	5/22/17	USD	94.14	38,500	(96,287)
Superior Energy Services, Inc.	Call	UBS AG	5/22/17	USD	14.29	26,300	(27,822)
Elders Ltd.	Call	Deutsche Bank AG	5/23/17	AUD	4.60	35,000	(2,312)
AGT Food & Ingredients, Inc.	Call	Citibank N.A.	5/24/17	CAD	30.54	10,000	(11,311)
MMC Norilsk Nickel PJSC — ADR	Call	UBS AG	5/24/17	USD	16.25	17,800	(6,859)
Royal Dutch Shell PLC, A Shares	Call	Credit Suisse International	5/25/17	GBP	21.38	43,300	(14,079)
Agrium, Inc.	Call	Deutsche Bank AG	5/31/17	CAD	129.07	18,300	(45,127)
AGT Food & Ingredients, Inc.	Call	Citibank N.A.	5/31/17	CAD	30.35	20,000	(25,272)
Elders Ltd.	Call	Deutsche Bank AG	5/31/17	AUD	4.56	32,000	(2,772)
Superior Energy Services, Inc.	Call	Citibank N.A.	5/31/17	USD	14.51	43,600	(46,409)
Elders Ltd.	Call	Deutsche Bank AG	6/07/17	AUD	4.56	32,000	(2,947)
Elders Ltd.	Call	Deutsche Bank AG	6/14/17	AUD	4.56	33,000	(3,211)
Superior Energy Services, Inc.	Call	Morgan Stanley & Co. International PLC	6/14/17	USD	14.99	30,500	(28,780)
Total							$(2,169,304)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

MARCH 31, 2017	5

Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$121,429,167	$41,372,990	—	$162,802,157
Containers & Packaging	51,780,815	—	—	51,780,815
Energy Equipment & Services	44,466,759	—	—	44,466,759
Equity Real Estate Investment Trusts (REITs)	4,309,615	—	—	4,309,615
Food Products	31,228,783	16,234,617	—	47,463,400
Independent Power and Renewable Electricity Producers	—	—	$1	1
Machinery	10,187,881	—	—	10,187,881
Metals & Mining	179,047,563	137,338,831	—	316,386,394
Oil, Gas & Consumable Fuels	310,064,155	11,254,927	—	321,319,082
Paper & Forest Products	—	6,394,535	—	6,394,535
Short-Term Securities	5,632,767	—	—	5,632,767

Subtotal	$758,147,505	$212,595,900	$1	$970,743,406

Investments Valued at NAV[1]				3,281,704

Total Investments				$974,025,110

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(2,736,575)	$(2,286,673)	—	$(5,023,248)

[1]	As of March 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

6	MARCH 31, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	May 23, 2017